Cover	Apr. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2023
Entity Registrant Name	Evolve Transition Infrastructure LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33147
Entity Tax Identification Number	11-3742489
Entity Address, Address Line One	1360 Post Oak Blvd
Entity Address, Address Line Two	Suite 2400
Entity Address, Postal Zip Code	77056
Entity Address, State or Province	TX
Entity Address, City or Town	Houston
City Area Code	713
Local Phone Number	783-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units representing limited partner interests
Trading Symbol	SNMP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001362705